Information by segments - Capital expenditures by segments (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Investment property	$ 13,979,141	$ 8,460,426	$ 6,107,506
Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	4,012,659	3,302,929	2,363,283
Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	9,798,193	5,051,828	3,568,355
Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	168,289	105,669	175,868
Exploration and Production [Member]
Disclosure of operating segments [line items]
Investment property	11,975,162	7,180,187	4,649,792
Exploration and Production [Member] | Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	2,151,194	2,071,604	927,282
Exploration and Production [Member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	9,798,193	5,051,828	3,568,355
Exploration and Production [Member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	25,775	56,755	154,155
Refining and petrochemicals [Member]
Disclosure of operating segments [line items]
Investment property	518,081	722,450	611,690
Refining and petrochemicals [Member] | Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	497,512	702,247	606,749
Refining and petrochemicals [Member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	0	0	0
Refining and petrochemicals [Member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	20,569	20,203	4,941
Transportation and logistics [Member]
Disclosure of operating segments [line items]
Investment property	1,485,898	557,789	846,024
Transportation and logistics [Member] | Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	1,363,953	529,078	829,252
Transportation and logistics [Member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	0	0	0
Transportation and logistics [Member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	$ 121,945	$ 28,711	$ 16,772